employee future benefits - Defined contribution pension plans expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined contribution plans expense
Union pension plan and public service pension plan contributions		$ 21	$ 22
Other defined contribution pension plans		73	70
Total		$ 94	$ 92
Forecast
Disclosure of defined contribution plans expense
Union pension plan and public service pension plan contributions	$ 22